Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Investments at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Grand Total
	(in thousands)
Cash and Cash Equivalents	$21,199	$—	$—	$21,199
Company Stock	193,537	—	—	193,537
Other Equities	246,970	—	—	246,970
Common/Collective Trust Funds	—	2,484,300	—	2,484,300
Self-directed brokerage account	5,637	—	—	5,637
Total investments at fair value	$467,343	$2,484,300	$—	$2,951,643
Fully benefit-responsive investment contracts at contract value				179,200
Total Investments				$3,130,843

	As of December 31, 2024
	Level 1	Level 2	Level 3	Grand Total
	(in thousands)
Cash and Cash Equivalents	$12,283	$—	$—	$12,283
Company Stock	177,055	—	—	177,055
Other Equities	229,278	—	—	229,278
Mutual Funds	69,877	—	—	69,877
Common/Collective Trust Funds	—	2,147,261	—	2,147,261
Total investments at fair value	$488,493	$2,147,261	$—	$2,635,754
Fully benefit-responsive investment contracts at contract value				206,403
Total Investments				$2,842,157